UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Strategic Income Fund	April 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 11.18%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 4.747% (LIBOR01M + 2.85%)
11/25/29 ●	65,000	$68,101
Series 2018-C01 1M2 4.147% (LIBOR01M + 2.25%,
Floor 2.25%) 7/25/30 ●	50,000	51,172
Series 2018-C02 2M2 4.097% (LIBOR01M + 2.20%,
Floor 2.20%) 8/25/30 ●	45,000	45,549
Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	29,145	33,145
Fannie Mae Interest Strip
Series 418 C12 3.00% 8/25/33 Σ	170,973	22,470
Series 419 C3 3.00% 11/25/43 Σ	65,344	13,047
Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50% 2/25/42 ●	37,441	40,678
Fannie Mae REMICs
Series 2008-15 SB 4.703% (6.60% minus LIBOR01M,
Cap 6.60%) 8/25/36 Σ●	18,136	2,992
Series 2010-129 SM 4.103% (6.00% minus LIBOR01M,
Cap 6.00%) 11/25/40 Σ●	114,105	15,231
Series 2012-44 IK 3.50% 12/25/31 Σ	38,644	4,135
Series 2012-115 MI 3.50% 3/25/42 Σ	48,151	5,995
Series 2012-118 AI 3.50% 11/25/37 Σ	104,169	12,031
Series 2012-122 SD 4.203% (6.10% minus LIBOR01M,
Cap 6.10%) 11/25/42 Σ●	223,623	39,651
Series 2012-128 IC 3.00% 11/25/32 Σ	149,746	19,665
Series 2012-132 AI 3.00% 12/25/27 Σ	134,326	12,412
Series 2012-137 AI 3.00% 12/25/27 Σ	47,971	4,401
Series 2012-137 WI 3.50% 12/25/32 Σ	3,627,649	602,710
Series 2012-144 PI 3.50% 6/25/42 Σ	52,705	7,130
Series 2012-146 IO 3.50% 1/25/43 Σ	129,778	26,109
Series 2012-149 IC 3.50% 1/25/28 Σ	97,226	10,409
Series 2013-1 YI 3.00% 2/25/33 Σ	116,958	15,714
Series 2013-2 CS 4.253% (6.15% minus LIBOR01M,
Cap 6.15%) 2/25/43 Σ●	124,274	21,943
Series 2013-7 EI 3.00% 10/25/40 Σ	94,627	12,850
Series 2013-26 ID 3.00% 4/25/33 Σ	169,915	24,266
Series 2013-35 IB 3.00% 4/25/33 Σ	159,602	21,048
Series 2013-35 IG 3.00% 4/25/28 Σ	63,157	5,856
Series 2013-38 AI 3.00% 4/25/33 Σ	166,947	22,632
Series 2013-41 HI 3.00% 2/25/33 Σ	137,852	15,387
Series 2013-43 IX 4.00% 5/25/43 Σ	494,394	120,737
Series 2013-44 DI 3.00% 5/25/33 Σ	509,572	73,229
Series 2013-45 PI 3.00% 5/25/33 Σ	54,566	7,790
Series 2013-55 AI 3.00% 6/25/33 Σ	207,349	30,027

NQ-023 [4/18] 6/18 (519223)     1

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-92 SA 4.053% (5.95% minus LIBOR01M,
Cap 5.95%) 9/25/43 Σ●	193,305	$35,719
Series 2013-101 HS 4.603% (6.50% minus LIBOR01M,
Cap 6.50%) 10/25/43 Σ●	66,527	14,560
Series 2013-103 SK 4.023% (5.92% minus LIBOR01M,
Cap 5.92%) 10/25/43 Σ●	372,959	73,297
Series 2014-64 IT 3.50% 6/25/41 Σ	40,490	4,467
Series 2014-68 BS 4.253% (6.15% minus LIBOR01M,
Cap 6.15%) 11/25/44 Σ●	162,539	30,288
Series 2014-90 SA 4.253% (6.15% minus LIBOR01M,
Cap 6.15%) 1/25/45 Σ●	1,349,583	245,563
Series 2015-27 SA 4.553% (6.45% minus LIBOR01M,
Cap 6.45%) 5/25/45 Σ●	61,389	12,098
Series 2015-44 Z 3.00% 9/25/43	202,528	189,651
Series 2015-59 CI 3.50% 8/25/30 Σ	50,043	4,923
Series 2015-66 ID 3.50% 5/25/42 Σ	228,754	35,365
Series 2015-89 AZ 3.50% 12/25/45	20,674	19,289
Series 2015-95 SH 4.103% (6.00% minus LIBOR01M,
Cap 6.00%) 1/25/46 Σ●	163,601	30,887
Series 2016-6 AI 3.50% 4/25/34 Σ	105,085	13,449
Series 2016-20 DI 3.50% 4/25/31 Σ	585,986	77,751
Series 2016-33 DI 3.50% 6/25/36 Σ	243,994	36,872
Series 2016-36 SB 4.103% (6.00% minus LIBOR01M,
Cap 6.00%) 3/25/43 Σ●	81,252	10,846
Series 2016-40 IO 3.50% 7/25/36 Σ	68,627	11,474
Series 2016-40 ZC 3.00% 7/25/46	39,089	34,982
Series 2016-50 IB 3.00% 2/25/46 Σ	88,481	13,892
Series 2016-51 LI 3.00% 8/25/46 Σ	246,963	39,577
Series 2016-55 SK 4.103% (6.00% minus LIBOR01M,
Cap 6.00%) 8/25/46 Σ●	136,696	26,538
Series 2016-62 SA 4.103% (6.00% minus LIBOR01M,
Cap 6.00%) 9/25/46 Σ●	271,340	53,890
Series 2016-64 CI 3.50% 7/25/43 Σ	104,281	14,404
Series 2016-74 GS 4.103% (6.00% minus LIBOR01M,
Cap 6.00%) 10/25/46 Σ●	87,006	18,847
Series 2016-79 JS 4.153% (6.05% minus LIBOR01M,
Cap 6.05%) 11/25/46 Σ●	364,521	74,292
Series 2016-83 PI 3.50% 7/25/45 Σ	84,844	14,852
Series 2016-99 DI 3.50% 1/25/46 Σ	90,803	16,493
Series 2017-4 AI 3.50% 5/25/41 Σ	109,166	13,550
Series 2017-4 BI 3.50% 5/25/41 Σ	81,801	12,604
Series 2017-8 BZ 3.00% 2/25/47	129,770	113,594

2     NQ-023 [4/18] 6/18 (519223)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-8 SG 4.103% (6.00% minus LIBOR01M,
Cap 6.00%) 2/25/47 Σ●	203,015	$39,280
Series 2017-12 JI 3.50% 5/25/40 Σ	80,981	12,053
Series 2017-15 NZ 3.50% 3/25/47	22,916	22,024
Series 2017-16 SM 4.153% (6.05% minus LIBOR01M,
Cap 6.05%) 3/25/47 Σ●	237,148	45,640
Series 2017-17 LI 3.00% 4/25/37 Σ	123,520	12,296
Series 2017-21 ZD 3.50% 4/25/47	40,505	38,098
Series 2017-25 BL 3.00% 4/25/47	16,000	14,816
Series 2017-25 GS 4.803% (6.70% minus LIBOR01M,
Cap 6.70%) 4/25/47 Σ●	224,981	33,043
Series 2017-26 VZ 3.00% 4/25/47	84,705	74,434
Series 2017-45 JZ 3.00% 6/25/47	12,334	10,422
Series 2017-45 ZK 3.50% 6/25/47	25,814	23,690
Series 2017-46 JI 3.50% 1/25/43 Σ	116,871	16,148
Series 2017-46 VG 3.50% 4/25/38	21,000	20,591
Series 2017-61 TB 3.00% 8/25/44	26,000	24,054
Series 2017-69 SG 4.253% (6.15% minus LIBOR01M,
Cap 6.15%) 9/25/47 Σ●	139,065	27,364
Series 2017-77 HZ 3.50% 10/25/47	44,906	43,523
Series 2017-96 EZ 3.50% 12/25/47	40,587	39,086
Series 2018-8 MU 3.00% 2/25/48	65,000	59,912
Series 2018-21 IO 3.00% 4/25/48 Σ	164,128	32,759
Freddie Mac REMICs
Series 3939 EI 3.00% 3/15/26 Σ	93,712	6,174
Series 4016 AI 3.00% 9/15/25 Σ	118,342	4,364
Series 4050 EI 4.00% 2/15/39 Σ	127,421	13,679
Series 4100 EI 3.00% 8/15/27 Σ	1,018,806	97,779
Series 4101 WI 3.50% 8/15/32 Σ	58,022	9,940
Series 4109 AI 3.00% 7/15/31 Σ	308,893	38,383
Series 4120 IK 3.00% 10/15/32 Σ	254,017	36,770
Series 4135 AI 3.50% 11/15/42 Σ	104,092	21,945
Series 4139 IP 3.50% 4/15/42 Σ	52,307	6,864
Series 4146 IA 3.50% 12/15/32 Σ	130,414	20,625
Series 4150 IO 3.50% 1/15/43 Σ	107,890	22,384
Series 4150 UI 3.50% 8/15/32 Σ	169,488	18,976
Series 4159 KS 4.253% (6.15% minus LIBOR01M, Cap
6.15%) 1/15/43 Σ●	119,205	23,365
Series 4161 UI 2.50% 2/15/28 Σ	42,108	3,197
Series 4181 DI 2.50% 3/15/33 Σ	85,302	10,647
Series 4184 GS 4.223% (6.12% minus LIBOR01M, Cap
6.12%) 3/15/43 Σ●	137,316	26,574
Series 4185 LI 3.00% 3/15/33 Σ	129,358	18,977

NQ-023 [4/18] 6/18 (519223)     3

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4186 IB 3.00% 3/15/33 Σ	71,998	$9,463
Series 4191 CI 3.00% 4/15/33 Σ	56,265	8,076
Series 4216 KI 3.50% 6/15/28 Σ	97,113	9,912
Series 4435 DY 3.00% 2/15/35	162,000	156,698
Series 4448 TS 1.632% 5/15/40 Σ●	341,182	25,317
Series 4464 DA 2.50% 1/15/43	16,430	14,804
Series 4494 SA 4.283% (6.18% minus LIBOR01M, Cap
6.18%) 7/15/45 Σ●	66,510	12,467
Series 4504 IO 3.50% 5/15/42 Σ	53,771	6,389
Series 4527 CI 3.50% 2/15/44 Σ	139,421	24,851
Series 4543 HI 3.00% 4/15/44 Σ	74,491	11,973
Series 4581 LI 3.00% 5/15/36 Σ	73,101	10,267
Series 4594 SG 4.103% (6.00% minus LIBOR01M, Cap
6.00%) 6/15/46 Σ●	377,990	80,103
Series 4601 IN 3.50% 7/15/46 Σ	495,346	107,435
Series 4610 IB 3.00% 6/15/41 Σ	386,887	49,120
Series 4614 HB 2.50% 9/15/46	77,000	67,548
Series 4623 LZ 2.50% 10/15/46	67,481	55,191
Series 4623 MS 4.103% (6.00% minus LIBOR01M, Cap
6.00%) 10/15/46 Σ●	89,603	19,352
Series 4623 MW 2.50% 10/15/46	75,000	66,387
Series 4625 BI 3.50% 6/15/46 Σ	242,248	51,353
Series 4625 PZ 3.00% 6/15/46	31,379	27,992
Series 4627 PI 3.50% 5/15/44 Σ	133,896	19,628
Series 4631 GS 4.103% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/46 Σ●	298,989	52,816
Series 4631 LJ 3.00% 3/15/41	17,000	16,168
Series 4636 NZ 3.00% 12/15/46	87,424	77,518
Series 4644 GI 3.50% 5/15/40 Σ	84,433	12,179
Series 4648 MZ 3.00% 6/15/46	15,572	14,036
Series 4648 ND 3.00% 9/15/46	10,000	9,125
Series 4650 JE 3.00% 7/15/46	12,000	11,223
Series 4655 WI 3.50% 8/15/43 Σ	86,190	12,015
Series 4657 NW 3.00% 4/15/45	16,000	15,244
Series 4657 PS 4.103% (6.00% minus LIBOR01M, Cap
6.00%) 2/15/47 Σ●	174,171	33,681
Series 4663 HZ 3.50% 3/15/47	16,617	15,861
Series 4665 NI 3.50% 7/15/41 Σ	327,655	43,853
Series 4673 WI 3.50% 9/15/43 Σ	87,512	13,606
Series 4675 KS 4.103% (6.00% minus LIBOR01M, Cap
6.00%) 4/15/47 Σ●	128,903	24,472
Series 4681 WI 1.461% 8/15/33 Σ●	373,672	26,694
Series 4690 WI 3.50% 12/15/43 Σ	94,969	15,549

4     NQ-023 [4/18] 6/18 (519223)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4700 WI 3.50% 1/15/44 Σ	93,223	$15,896
Series 4703 CI 3.50% 7/15/42 Σ	152,450	21,203
Freddie Mac Strips
Series 267 S5 4.103% (6.00% minus LIBOR01M, Cap
6.00%) 8/15/42 Σ●	175,224	30,721
Series 299 S1 4.103% (6.00% minus LIBOR01M, Cap
6.00%) 1/15/43 Σ●	133,075	22,476
Series 319 S2 4.103% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/43 Σ●	62,145	11,431
Series 326 S2 4.053% (5.95% minus LIBOR01M, Cap
5.95%) 3/15/44 Σ●	90,828	15,053
Series 337 S1 4.153% (6.05% minus LIBOR01M, Cap
6.05%) 9/15/44 Σ●	95,984	17,016
Series 350 S5 1.389% 9/15/40 Σ●	173,851	9,883
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 5.147% (LIBOR01M + 3.25%,
Floor 3.25%) 7/25/29 ●	250,000	270,597
Series 2018-DNA1 M2 3.697% (LIBOR01M + 1.80%)
7/25/30 ●	75,000	74,662
Series 2018-HQA1 M2 4.197% (LIBOR01M + 2.30%)
9/25/30 ●	25,000	25,368
Freddie Mac Structured Pass Through Certificates
Series T-42 A5 7.50% 2/25/42	15,854	17,842
GNMA
Series 2011-157 SG 4.703% (6.60% minus LIBOR01M,
Cap 6.60%) 12/20/41 Σ●	71,585	14,255
Series 2012-108 KI 4.00% 8/16/42 Σ	134,225	25,330
Series 2012-136 MX 2.00% 11/20/42	30,000	25,614
Series 2013-22 IO 3.00% 2/20/43 Σ	388,556	73,802
Series 2013-113 LY 3.00% 5/20/43	22,000	21,267
Series 2013-182 CZ 2.50% 12/20/43	33,429	29,349
Series 2015-64 GZ 2.00% 5/20/45	82,681	62,184
Series 2015-74 CI 3.00% 10/16/39 Σ	131,901	18,154
Series 2015-76 MZ 3.00% 5/20/45	32,740	30,944
Series 2015-127 LM 3.00% 9/20/45	9,000	8,242
Series 2015-133 AL 3.00% 5/20/45	214,000	205,328
Series 2015-142 AI 4.00% 2/20/44 Σ	48,642	6,663
Series 2016-108 SK 4.153% (6.05% minus LIBOR01M,
Cap 6.05%) 8/20/46 Σ●	199,246	38,656
Series 2016-111 PB 2.50% 8/20/46	74,000	64,339
Series 2016-115 SA 4.203% (6.10% minus LIBOR01M,
Cap 6.10%) 8/20/46 Σ●	282,388	53,837
Series 2016-116 GI 3.50% 11/20/44 Σ	242,507	42,941

NQ-023 [4/18] 6/18 (519223)     5

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-118 DI 3.50% 3/20/43 Σ	540,737	$84,608
Series 2016-118 ES 4.203% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	103,771	20,818
Series 2016-120 AS 4.203% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	210,483	46,744
Series 2016-120 NS 4.203% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	282,275	56,331
Series 2016-121 JS 4.203% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	200,860	40,123
Series 2016-126 NS 4.203% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	118,920	24,159
Series 2016-134 MW 3.00% 10/20/46	12,000	11,609
Series 2016-147 ST 4.153% (6.05% minus LIBOR01M,
Cap 6.05%) 10/20/46 Σ●	120,755	23,715
Series 2016-149 GI 4.00% 11/20/46 Σ	91,396	21,044
Series 2016-156 PB 2.00% 11/20/46	46,000	35,887
Series 2016-160 GI 3.50% 11/20/46 Σ	166,627	39,205
Series 2016-163 XI 3.00% 10/20/46 Σ	188,110	28,518
Series 2016-171 IP 3.00% 3/20/46 Σ	238,828	38,454
Series 2017-4 BW 3.00% 1/20/47	12,000	11,317
Series 2017-10 IB 4.00% 1/20/47 Σ	143,492	31,223
Series 2017-10 KZ 3.00% 1/20/47	15,572	14,022
Series 2017-11 IM 3.00% 5/20/42 Σ	230,647	30,753
Series 2017-18 IQ 4.00% 12/16/43 Σ	88,902	19,239
Series 2017-18 QS 4.203% (6.10% minus LIBOR01M,
Cap 6.10%) 2/16/47 Σ●	135,873	25,706
Series 2017-25 WZ 3.00% 2/20/47	18,640	17,327
Series 2017-34 DY 3.50% 3/20/47	20,000	19,872
Series 2017-56 JZ 3.00% 4/20/47	30,912	27,467
Series 2017-56 QS 4.253% (6.15% minus LIBOR01M,
Cap 6.15%) 4/20/47 Σ●	170,998	31,693
Series 2017-68 SB 4.253% (6.15% minus LIBOR01M,
Cap 6.15%) 5/20/47 Σ●	227,203	38,924
Series 2017-80 AS 4.303% (6.20% minus LIBOR01M,
Cap 6.20%) 5/20/47 Σ●	185,709	35,248
Series 2017-91 SM 4.303% (6.20% minus LIBOR01M,
Cap 6.20%) 6/20/47 Σ●	111,587	21,683
Series 2017-101 AI 4.00% 7/20/47 Σ	95,729	18,967
Series 2017-101 KS 4.303% (6.20% minus LIBOR01M,
Cap 6.20%) 7/20/47 Σ●	132,100	24,823
Series 2017-101 SK 4.303% (6.20% minus LIBOR01M,
Cap 6.20%) 7/20/47 Σ●	333,359	62,498
Series 2017-101 TI 4.00% 3/20/44 Σ	120,722	19,799

6     NQ-023 [4/18] 6/18 (519223)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-107 QZ 3.00% 8/20/45	21,477	$18,430
Series 2017-113 LB 3.00% 7/20/47	55,000	51,065
Series 2017-114 IK 4.00% 10/20/44 Σ	188,188	40,809
Series 2017-116 ZL 3.00% 6/20/47	41,932	36,536
Series 2017-117 SD 4.303% (6.20% minus LIBOR01M,
Cap 6.20%) 8/20/47 Σ●	110,400	21,498
Series 2017-120 QS 4.303% (6.20% minus LIBOR01M,
Cap 6.20%) 8/20/47 Σ●	192,301	38,487
Series 2017-121 CW 3.00% 8/20/47	47,000	42,989
Series 2017-130 YJ 2.50% 8/20/47	25,000	22,178
Series 2017-134 ES 4.303% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 Σ●	221,811	40,849
Series 2017-134 KI 4.00% 5/20/44 Σ	96,443	16,903
Series 2017-134 SD 4.303% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 Σ●	2,183,684	437,623
Series 2017-141 JS 4.303% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 Σ●	116,513	23,423
Series 2017-156 LP 2.50% 10/20/47	12,000	10,253
Series 2017-163 HS 4.303% (6.20% minus LIBOR01M,
Cap 6.20%) 11/20/47 Σ●	217,298	39,489
Series 2017-170 SQ 4.303% (6.20% minus LIBOR01M,
Cap 6.20%) 11/20/47 Σ●	326,164	51,369
Series 2017-184 AL 3.00% 6/20/47	24,000	23,299
Series 2018-1 SA 4.303% (6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 Σ●	99,054	18,170
Series 2018-1 ST 4.303% (6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 Σ●	192,539	37,738
Series 2018-46 AS 4.303% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	228,633	46,980
Series 2018-63 BZ 3.00% 4/20/48 =	34,000	29,113
Total Agency Collateralized Mortgage Obligations (cost $8,442,992)		8,122,798

Agency Commercial Mortgage-Backed Securities – 0.98%
Freddie Mac Multifamily Structured Pass Through
Certificate
Series KS03 A4 3.161% 5/25/25 ⧫●	110,000	108,432
FREMF Mortgage Trust
Series 2011-K12 B 144A 4.493% 1/25/46 #●	80,000	82,087
Series 2011-K14 B 144A 5.341% 2/25/47 #●	50,000	52,593
Series 2011-K704 B 144A 4.649% 10/25/30 #●	30,000	30,048
Series 2013-K712 B 144A 3.477% 5/25/45 #●	60,000	60,189
Series 2013-K713 B 144A 3.272% 4/25/46 #●	35,000	34,990
Series 2013-K713 C 144A 3.272% 4/25/46 #●	105,000	104,467

NQ-023 [4/18] 6/18 (519223)     7

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2014-K717 B 144A 3.753% 11/25/47 #●	35,000	$35,198
Series 2016-K53 B 144A 4.156% 3/25/49 #●	50,000	49,468
Series 2016-K722 B 144A 3.966% 7/25/49 #●	75,000	75,006
Series 2016-K723 B 144A 3.704% 11/25/23 #●	45,000	44,348
Series 2017-K71 B 144A 3.882% 11/25/50 #●	35,000	33,368
Total Agency Commercial Mortgage-Backed Securities (cost $728,577)		710,194

Agency Mortgage-Backed Securities – 2.10%
Fannie Mae S.F. 30 yr
4.50% 10/1/43	338,825	357,020
5.00% 8/1/35	22,267	23,902
5.00% 7/1/36	101,616	109,061
5.00% 6/1/39	105,509	113,261
5.00% 6/1/44	81,556	88,072
5.50% 6/1/39	36,265	39,666
5.50% 7/1/40	32,015	35,015
5.50% 9/1/41	52,010	58,111
5.50% 5/1/44	82,174	89,984
6.00% 9/1/36	17,132	19,453
6.00% 6/1/37	1,480	1,656
6.00% 7/1/37	1,108	1,232
6.00% 8/1/37	15,526	17,326
6.00% 10/1/38	10,089	11,238
6.00% 10/1/39	124,961	140,012
6.00% 11/1/40	4,180	4,689
6.00% 7/1/41	42,634	47,803
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/48	120,000	115,650
5.00% 5/1/48	115,000	122,048
Freddie Mac S.F. 30 yr
5.00% 12/1/44	41,566	44,680
5.50% 4/1/40	17,439	19,063
6.00% 8/1/38	62,301	69,660
Total Agency Mortgage-Backed Securities (cost $1,554,237)		1,528,602

Collateralized Debt Obligations – 1.79%
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 3.849% (LIBOR03M +
1.49%) 1/20/29 #●	500,000	502,427
BlueMountain CLO
Series 2015-2A A1 144A 3.785% (LIBOR03M + 1.43%,
Floor 1.43%) 7/18/27 #●	250,000	250,415

8     NQ-023 [4/18] 6/18 (519223)

(Unaudited)

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Cedar Funding VI CLO
Series 2016-6A A1 144A 3.215% (LIBOR03M + 1.47%)
10/20/28 #●	250,000	$250,847
Venture CDO
Series 2016-25A A1 144A 3.849% (LIBOR03M + 1.49%)
4/20/29 #●	100,000	100,519
Venture XXIV CLO
Series 2016-24A A1D 144A 3.779% (LIBOR03M +
1.42%) 10/20/28 #●	195,000	195,373
Total Collateralized Debt Obligations (cost $1,293,830)		1,299,581

Corporate Bonds – 62.20%
Banking – 12.43%
Akbank Turk 144A 7.20% 3/16/27 #µ	200,000	203,886
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	200,000	185,375
Banco do Brasil 144A 4.875% 4/19/23 #	200,000	199,000
Bank of America
4.183% 11/25/27	200,000	194,469
5.625% 7/1/20	25,000	26,333
Bank of Montreal 3.803% 12/15/32 µ	270,000	254,653
Bank of New York Mellon 4.625% µψ	570,000	551,475
Barclays 8.25% µψ	325,000	334,632
Citizens Bank 3.70% 3/29/23	250,000	249,905
Credit Suisse Group 144A 6.25% #µψ	300,000	307,918
Development Bank of Japan 144A 2.625% 9/1/27 #	200,000	189,058
Fifth Third Bancorp
2.875% 7/27/20	185,000	184,335
3.95% 3/14/28	115,000	114,022
Goldman Sachs Group
4.223% 5/1/29 µ	70,000	69,323
4.411% 4/23/39 µ	35,000	34,142
5.15% 5/22/45	20,000	20,707
6.00% 6/15/20	235,000	248,614
JPMorgan Chase & Co.
3.897% 1/23/49 µ	40,000	36,055
4.005% 4/23/29 µ	175,000	171,912
6.75% µψ	440,000	478,500
KeyBank 3.375% 3/7/23	520,000	518,766
Lloyds Banking Group 7.50% µψ	340,000	367,710
Morgan Stanley
3.737% 4/24/24 µ	50,000	49,973
3.772% 1/24/29 µ	225,000	216,267
4.375% 1/22/47	45,000	43,713

NQ-023 [4/18] 6/18 (519223)     9

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
4.457% 4/22/39 µ		20,000	$19,680
5.50% 1/26/20		200,000	208,162
PNC Financial Services Group 5.00% µψ		315,000	311,850
Royal Bank of Scotland Group 8.625% µψ		600,000	658,500
Santander UK 144A 5.00% 11/7/23 #		215,000	221,204
SunTrust Banks
3.00% 2/2/23		95,000	92,946
4.00% 5/1/25		60,000	60,275
5.05% µψ		150,000	148,320
Swiss Insured Brazil Power Finance 144A 9.85%
7/16/32 #	BRL	500,000	146,295
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #		200,000	206,062
UBS Group 6.875% µψ		860,000	906,768
US Bancorp 3.90% 4/26/28		65,000	65,190
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ●		705,000	640,634
Westpac Banking 5.00% µψ		20,000	18,240
Zions Bancorporation 4.50% 6/13/23		75,000	75,771
			9,030,640
Basic Industry – 7.10%
Allegheny Technologies 7.875% 8/15/23		230,000	250,079
Anglo American Capital
144A 4.75% 4/10/27 #		200,000	199,996
144A 4.875% 5/14/25 #		200,000	202,927
Barrick North America Finance 5.75% 5/1/43		130,000	148,877
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ		400,000	419,800
Braskem Netherlands Finance 144A 4.50% 1/10/28 #		200,000	187,750
Cleveland-Cliffs 5.75% 3/1/25		195,000	188,785
CSN Resources 144A 7.625% 2/13/23 #		200,000	191,500
Equate Petrochemical 144A 3.00% 3/3/22 #		200,000	191,500
Georgia-Pacific 8.00% 1/15/24		195,000	238,893
Hudbay Minerals 144A 7.625% 1/15/25 #		235,000	250,054
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #		205,000	227,550
Mexichem 144A 5.50% 1/15/48 #		200,000	182,750
Nexa Resources 144A 5.375% 5/4/27 #		200,000	201,000
NOVA Chemicals
144A 5.00% 5/1/25 #		60,000	57,900
144A 5.25% 6/1/27 #		400,000	386,000
Novolipetsk Steel Via Steel Funding DAC 144A 4.00%
9/21/24 #		200,000	186,654
Nucor 3.95% 5/1/28		50,000	49,897
OCP 144A 4.50% 10/22/25 #		200,000	192,639

10     NQ-023 [4/18] 6/18 (519223)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	$192,064
Phosagro OAO Via Phosagro Bond Funding DAC 144A
3.95% 11/3/21 #	200,000	192,750
Platform Specialty Products 144A 5.875% 12/1/25 #	400,000	390,500
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	224,918
Vedanta Resources 144A 6.375% 7/30/22 #	200,000	201,740
		5,156,523
Brokerage – 1.57%
E*TRADE Financial
3.80% 8/24/27	65,000	62,266
5.30% µψ	20,000	19,575
Jefferies Group
4.15% 1/23/30	30,000	27,547
6.45% 6/8/27	60,000	66,356
6.50% 1/20/43	565,000	603,793
NFP 144A 6.875% 7/15/25 #	370,000	364,450
		1,143,987
Capital Goods – 4.70%
Advanced Disposal Services 144A 5.625% 11/15/24 #	275,000	277,750
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	295,000	299,056
BWAY Holding 144A 7.25% 4/15/25 #	243,000	250,217
Crane 4.20% 3/15/48	45,000	43,540
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	198,500
Herc Rentals 144A 7.75% 6/1/24 #	200,000	216,750
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	240,000	256,800
Nvent Finance 144A 4.55% 4/15/28 #	175,000	172,709
Pisces Midco 144A 8.00% 4/15/26 #	255,000	256,352
Standard Industries 144A 6.00% 10/15/25 #	355,000	370,087
Titan Acquisition 144A 7.75% 4/15/26 #	180,000	179,775
TransDigm 6.375% 6/15/26	240,000	241,800
Trident Merger Sub 144A 6.625% 11/1/25 #	295,000	289,838
United Rentals North America 5.875% 9/15/26	344,000	359,910
		3,413,084
Communications – 5.82%
American Tower 3.60% 1/15/28	145,000	135,543
AT&T
3.40% 8/14/24	175,000	176,847
5.25% 3/1/37	140,000	142,843
CCO Holdings 144A 5.875% 5/1/27 #	235,000	230,300
CenturyLink 6.75% 12/1/23	280,000	279,300
Cequel Communications Holdings I 144A 7.75%
7/15/25 #	250,000	264,375

NQ-023 [4/18] 6/18 (519223)     11

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
5.375% 4/1/38	35,000	$34,377
5.75% 4/1/48	20,000	19,937
Crown Castle International 3.80% 2/15/28	150,000	142,600
Digicel Group 144A 7.125% 4/1/22 #	200,000	163,368
Discovery Communications 5.20% 9/20/47	155,000	152,152
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	98,606
Myriad International Holdings 144A 4.85% 7/6/27 #	200,000	201,470
Nexstar Broadcasting 144A 5.625% 8/1/24 #	100,000	98,750
Radiate Holdco 144A 6.625% 2/15/25 #	200,000	186,000
Sirius XM Radio 144A 5.375% 4/15/25 #	145,000	144,638
Sprint 7.875% 9/15/23	280,000	301,000
Telefonica Emisiones 4.895% 3/6/48	150,000	148,889
Time Warner Cable 7.30% 7/1/38	170,000	202,548
Time Warner Entertainment 8.375% 3/15/23	80,000	94,289
Verizon Communications
4.125% 8/15/46	75,000	65,832
4.50% 8/10/33	250,000	245,739
5.50% 3/16/47	30,000	31,804
Viacom 4.375% 3/15/43	90,000	79,854
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	400,000	382,500
Zayo Group 6.375% 5/15/25	200,000	207,790
		4,231,351
Consumer Cyclical – 2.89%
AMC Entertainment Holdings 6.125% 5/15/27	265,000	257,713
Atento Luxco 1 144A 6.125% 8/10/22 #	95,000	95,394
BMW US Capital
144A 3.10% 4/12/21 #	65,000	64,788
144A 3.45% 4/12/23 #	40,000	39,730
Dollar Tree
3.70% 5/15/23	60,000	59,491
4.00% 5/15/25	85,000	84,255
4.20% 5/15/28	75,000	73,841
Ford Motor Credit 4.14% 2/15/23	200,000	200,000
General Motors Financial
3.55% 4/9/21	45,000	44,963
4.35% 4/9/25	25,000	24,807
5.25% 3/1/26	165,000	171,801
Golden Nugget 144A 8.75% 10/1/25 #	117,000	122,557
M/I Homes 5.625% 8/1/25	200,000	193,500
Murphy Oil USA 5.625% 5/1/27	155,000	154,806
Prime Security Services Borrower 144A 9.25% 5/15/23 #	188,000	202,335

12     NQ-023 [4/18] 6/18 (519223)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Scientific Games International 10.00% 12/1/22	235,000	$254,096
Staples 144A 8.50% 9/15/25 #	60,000	56,250
		2,100,327
Consumer Non-Cyclical – 6.19%
Abbott Laboratories
3.40% 11/30/23	85,000	83,988
3.75% 11/30/26	10,000	9,868
Air Medical Group Holdings 144A 6.375% 5/15/23 #	270,000	259,875
Albertsons 5.75% 3/15/25	165,000	144,581
Anheuser-Busch InBev Worldwide 4.60% 4/15/48	170,000	168,326
BAT Capital 144A 3.222% 8/15/24 #	80,000	76,031
Becton Dickinson and Co. 3.363% 6/6/24	270,000	260,025
Boston Scientific 4.00% 3/1/28	100,000	99,077
Campbell Soup
3.30% 3/15/21	25,000	25,039
3.65% 3/15/23	100,000	99,444
Charles River Laboratories International 144A 5.50%
4/1/26 #	180,000	183,546
CVS Health
3.35% 3/9/21	45,000	45,117
3.70% 3/9/23	70,000	69,808
4.10% 3/25/25	85,000	84,754
4.78% 3/25/38	75,000	74,214
Encompass Health 5.75% 9/15/25	135,000	138,713
ESAL 144A 6.25% 2/5/23 #	200,000	191,500
General Mills
3.20% 4/16/21	20,000	19,986
3.70% 10/17/23	180,000	179,689
HCA 5.375% 2/1/25	285,000	284,288
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	203,000
MHP 144A 6.95% 4/3/26 #	200,000	195,550
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	238,000	242,858
Mylan 144A 4.55% 4/15/28 #	55,000	53,953
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	126,135
Pilgrim’s Pride 144A 5.75% 3/15/25 #	120,000	117,600
Rede D’or Finance 144A 4.95% 1/17/28 #	200,000	185,125
Surgery Center Holdings
144A 6.75% 7/1/25 #	250,000	237,500
144A 8.875% 4/15/21 #	250,000	258,125
Teva Pharmaceutical Finance Netherlands III 144A 6.00%
4/15/24 #	200,000	194,234

NQ-023 [4/18] 6/18 (519223)     13

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Weight Watchers International 144A 8.625% 12/1/25 #	175,000	$188,563
		4,500,512
Electric – 3.61%
AES Gener 144A 8.375% 12/18/73 #µ	200,000	208,516
Ausgrid Finance
144A 3.85% 5/1/23 #	75,000	75,171
144A 4.35% 8/1/28 #	55,000	55,064
Avangrid 3.15% 12/1/24	105,000	100,882
Calpine
144A 5.25% 6/1/26 #	125,000	120,078
5.75% 1/15/25	300,000	275,250
144A 5.875% 1/15/24 #	175,000	176,750
ComEd Financing III 6.35% 3/15/33	175,000	186,813
DTE Electric 4.05% 5/15/48	130,000	129,416
Enel 144A 8.75% 9/24/73 #µ	400,000	474,500
Entergy Louisiana 4.00% 3/15/33	150,000	149,987
IPALCO Enterprises 3.70% 9/1/24	90,000	87,192
Israel Electric 144A 4.25% 8/14/28 #	200,000	191,733
Mississippi Power 3.95% 3/30/28	65,000	64,383
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	140,000	142,868
5.25% 4/20/46 µ	110,000	114,833
Nevada Power 2.75% 4/15/20	70,000	69,812
		2,623,248
Energy – 10.70%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	200,000	188,730
Alta Mesa Holdings 7.875% 12/15/24	150,000	156,000
AmeriGas Partners
5.625% 5/20/24	75,000	75,000
5.875% 8/20/26	105,000	104,737
Anadarko Petroleum 6.60% 3/15/46	125,000	154,587
Cheniere Corpus Christi Holdings 7.00% 6/30/24	185,000	202,806
Cheniere Energy Partners 144A 5.25% 10/1/25 #	185,000	181,300
Chesapeake Energy 144A 8.00% 1/15/25 #	215,000	208,980
Crestwood Midstream Partners 5.75% 4/1/25	245,000	243,469
Diamond Offshore Drilling 7.875% 8/15/25	235,000	242,050
Ecopetrol 7.375% 9/18/43	150,000	171,563
Enbridge
4.00% 10/1/23	25,000	25,034
6.25% 3/1/78 µ	35,000	34,174
Energy Transfer Partners
6.125% 12/15/45	130,000	133,177

14     NQ-023 [4/18] 6/18 (519223)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer Partners
6.625% µψ	100,000	$94,757
EnLink Midstream Partners 6.00% µψ	40,000	37,632
Ensco 7.75% 2/1/26	285,000	268,969
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	200,000	197,750
Genesis Energy 6.50% 10/1/25	183,000	180,713
Gulfport Energy 6.00% 10/15/24	285,000	272,175
KazMunayGas National 144A 6.375% 10/24/48 #	200,000	204,777
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	190,850
Kinder Morgan 4.30% 3/1/28	150,000	146,141
Laredo Petroleum 6.25% 3/15/23	375,000	382,500
Marathon Oil 5.20% 6/1/45	75,000	78,528
MPLX
4.50% 4/15/38	30,000	29,032
4.70% 4/15/48	90,000	85,246
4.875% 12/1/24	160,000	165,910
5.20% 3/1/47	15,000	15,352
Murphy Oil 6.875% 8/15/24	430,000	456,338
Noble Energy
3.85% 1/15/28	85,000	82,015
4.95% 8/15/47	15,000	15,242
5.05% 11/15/44	40,000	41,478
Occidental Petroleum 4.20% 3/15/48	90,000	88,850
ONEOK 7.50% 9/1/23	90,000	104,355
Petrobras Global Finance
6.75% 1/27/41	110,000	104,665
7.375% 1/17/27	75,000	80,550
Petroleos Mexicanos 6.75% 9/21/47	35,000	33,933
Precision Drilling
144A 7.125% 1/15/26 #	120,000	121,500
7.75% 12/15/23	220,000	230,175
Rio Energy 144A 6.875% 2/1/25 #	150,000	146,625
Sabine Pass Liquefaction
5.625% 3/1/25	225,000	239,847
5.75% 5/15/24	110,000	118,195
5.875% 6/30/26	55,000	59,770
Southwestern Energy
6.70% 1/23/25	245,000	240,636
7.75% 10/1/27	300,000	310,500
Transcanada Trust 5.875% 8/15/76 µ	175,000	180,688
Transcontinental Gas Pipe Line
144A 4.00% 3/15/28 #	35,000	33,975

NQ-023 [4/18] 6/18 (519223)     15

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transcontinental Gas Pipe Line
144A 4.60% 3/15/48 #	35,000	$33,549
Tullow Oil 144A 7.00% 3/1/25 #	200,000	203,010
WildHorse Resource Development 6.875% 2/1/25	150,000	153,000
Williams Partners 4.85% 3/1/48	30,000	28,843
Woodside Finance 144A 3.70% 3/15/28 #	120,000	114,768
YPF 144A 26.563% (BADLARPP + 4.00%) 7/7/20 #●	105,000	81,047
		7,775,493
Finance Companies – 0.91%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	400,000	426,000
International Lease Finance 8.625% 1/15/22	200,000	232,756
		658,756
Insurance – 2.21%
AssuredPartners 144A 7.00% 8/15/25 #	225,000	222,750
AXA Equitable Holdings
144A 3.90% 4/20/23 #	30,000	29,893
144A 4.35% 4/20/28 #	30,000	29,282
144A 5.00% 4/20/48 #	45,000	43,008
HUB International 144A 7.00% 5/1/26 #	425,000	427,125
MetLife 5.25% µψ	145,000	148,553
Prudential Financial 5.375% 5/15/45 µ	95,000	96,188
USIS Merger Sub 144A 6.875% 5/1/25 #	400,000	404,000
Voya Financial 144A 4.70% 1/23/48 #µ	65,000	58,678
XLIT
4.805% (LIBOR03M + 2.4575%) ψ●	65,000	65,081
5.50% 3/31/45	75,000	79,141
		1,603,699
REITs – 0.85%
Corporate Office Properties 5.25% 2/15/24	85,000	88,620
Education Realty Operating Partnership 4.60% 12/1/24	115,000	115,060
Hospitality Properties Trust 4.50% 3/15/25	100,000	99,151
Hudson Pacific Properties 3.95% 11/1/27	15,000	14,069
Kilroy Realty 3.45% 12/15/24	60,000	57,452
WeWork 144A 7.875% 5/1/25 #	250,000	242,500
		616,852
Technology – 2.00%
Analog Devices 2.95% 1/12/21	60,000	59,574
CommScope Technologies
144A 5.00% 3/15/27 #	275,000	264,000
144A 6.00% 6/15/25 #	95,000	98,325
Corning 4.375% 11/15/57	40,000	35,634
Dell International 144A 6.02% 6/15/26 #	130,000	137,894

16     NQ-023 [4/18] 6/18 (519223)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Genesys Telecommunications Laboratories 144A 10.00%
11/30/24 #	205,000	$227,038
Oracle 2.40% 9/15/23	95,000	90,653
salesforce.com 3.70% 4/11/28	120,000	118,920
Solera 144A 10.50% 3/1/24 #	225,000	251,438
Symantec 144A 5.00% 4/15/25 #	170,000	171,117
		1,454,593
Transportation – 0.95%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	200,000	184,725
Avis Budget Car Rental 144A 6.375% 4/1/24 #	260,000	264,550
CH Robinson Worldwide 4.20% 4/15/28	45,000	44,523
Transnet SOC 144A 4.00% 7/26/22 #	200,000	194,507
		688,305
Utilities – 0.27%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	198,500
		198,500

Total Corporate Bonds (cost $45,828,117)		45,195,870

Municipal Bonds – 3.15%
Bay Area, California Toll Authority
(Build America Bond) Series S-3 6.907% 10/1/50	170,000	250,385
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	1,000,000	1,000,000
Series A-2 6.50% 6/1/47	200,000	202,800
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	90,000	128,232
South Carolina Public Service Authority
Series D 4.77% 12/1/45	55,000	57,988
State of California Various Purposes
(Build America Bond) 7.55% 4/1/39	135,000	202,219
Tarrant County Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625%
11/15/37	400,000	449,572
Total Municipal Bonds (cost $2,223,252)		2,291,196

NQ-023 [4/18] 6/18 (519223)     17

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities – 1.41%
American Express Credit Account Master Trust
Series 2018-3 A 2.217% (LIBOR01M + 0.32%)
10/15/25 ●	100,000	$100,158
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.386% 11/25/36 ●	300,000	309,787
Discover Card Execution Note Trust
Series 2017-A5 A5 2.497% (LIBOR01M + 0.60%)
12/15/26 ●	105,000	105,659
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	100,000	98,130
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	46,500	45,102
PFS Financing
Series 2018-A A 144A 2.177% (LIBOR01M + 0.40%)
2/15/22 #●	100,000	99,988
Tesla Auto Lease Trust
Series 2018-A B 144A 2.75% 2/20/20 #	215,000	213,793
Wendy’s Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	49,875	48,581
Total Non-Agency Asset-Backed Securities
(cost $977,373)		1,021,198

Non-Agency Collateralized Mortgage Obligations – 3.26%
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	50,064	50,004
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #●	96,922	95,726
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #●	87,971	87,806
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	23,913	24,242
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	38,922	41,287
Series 2007-A1 7A4 3.727% 7/25/35 ●	68,609	61,878
Series 2014-2 B1 144A 3.42% 6/25/29 #●	70,427	69,281
Series 2014-2 B2 144A 3.42% 6/25/29 #●	70,427	68,837
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,087
Series 2015-1 B1 144A 2.722% 12/25/44 #●	194,848	194,110
Series 2015-4 B1 144A 3.623% 6/25/45 #●	93,688	90,925
Series 2015-4 B2 144A 3.623% 6/25/45 #●	93,688	89,109
Series 2015-5 B2 144A 2.89% 5/25/45 #●	96,120	94,550
Series 2015-6 B1 144A 3.615% 10/25/45 #●	93,237	91,386
Series 2015-6 B2 144A 3.615% 10/25/45 #●	93,237	90,687
Series 2016-4 B1 144A 3.901% 10/25/46 #●	96,374	95,063

18     NQ-023 [4/18] 6/18 (519223)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2016-4 B2 144A 3.901% 10/25/46 #●	96,374	$94,500
Series 2017-1 B2 144A 3.553% 1/25/47 #●	82,881	79,201
Series 2017-2 A3 144A 3.50% 5/25/47 #●	35,696	34,993
Series 2017-6 B1 144A 3.856% 12/25/48 #●	34,778	33,903
Series 2018-3 A5 144A 3.50% 9/25/48 #●	99,026	97,927
Series 2018-4 A15 144A 3.50% 10/25/48 #=●	30,000	29,852
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	36,805	36,379
Series 2015-1 B2 144A 3.876% 1/25/45 #●	46,152	46,041
Series 2017-4 A1 144A 3.50% 7/25/47 #●	88,177	86,441
Series 2018-5 A4 144A 3.50% 5/25/48 #=●	100,000	98,891
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	56,529	55,993
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	62,004	61,114
Series 2017-1 A1 144A 2.75% 10/25/56 #●	75,849	74,694
Series 2017-2 A1 144A 2.75% 4/25/57 #●	80,617	79,435
Series 2018-1 A1 144A 3.00% 1/25/58 #●	96,901	95,791
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ◆	35,533	7,942
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 4.185% 4/25/36 ●	10,110	9,589
Total Non-Agency Collateralized Mortgage Obligations (cost $2,413,752)		2,367,664

Non-Agency Commercial Mortgage-Backed Securities – 3.23%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 C 4.352% 2/15/50 ●	35,000	34,588
BANK
Series 2017-BNK4 XA 1.612% 5/15/50 ●	451,431	41,211
Series 2017-BNK5 B 3.896% 6/15/60 ●	60,000	59,137
Series 2017-BNK7 A5 3.435% 9/15/60	65,000	63,743
Caesars Palace Las Vegas Trust
Series 2017-VICI B 144A 3.835% 10/15/34 #	60,000	60,342
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	85,000	82,535
Series 2016-CD2 A4 3.526% 11/10/49 ●	80,000	79,015
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	75,000	75,264
Series 2017-C4 A4 3.471% 10/12/50	45,000	44,058
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	107,786
Series 2014-CR19 A5 3.796% 8/10/47	80,000	81,090

NQ-023 [4/18] 6/18 (519223)     19

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2015-CR23 A4 3.497% 5/10/48	85,000	$84,214
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 A4 3.762% 2/10/49 ◆	70,000	70,351
GRACE Mortgage Trust
Series 2014-GRCE B 144A 3.52% 6/10/28 #	100,000	99,369
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	150,000	153,955
Series 2015-GC32 A4 3.764% 7/10/48	75,000	75,620
Series 2017-GS6 A3 3.433% 5/10/50	75,000	73,317
Series 2018-GS9 A4 3.992% 3/10/51	40,000	40,821
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C27 XA 1.487% 2/15/48 ●	1,128,401	62,547
Series 2015-C31 A3 3.801% 8/15/48	65,000	65,741
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.717% 8/12/37 ●	35,000	35,313
Series 2013-LC11 B 3.499% 4/15/46	130,000	127,147
Series 2016-WIKI A 144A 2.798% 10/5/31 #	90,000	88,119
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	83,390
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	88,551	67,299
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	100,000	94,933
UBS Commercial Mortgage Trust
Series 2018-C9 A4 4.117% 3/15/51 ●	70,000	71,605
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 XA 1.098% 9/15/58 ●	1,904,828	100,592
Series 2015-NXS3 A4 3.617% 9/15/57	45,000	44,815
Series 2017-C38 A5 3.453% 7/15/50	90,000	87,884
Series 2017-RB1 XA 1.441% 3/15/50 ●	996,351	87,238
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,469,954)		2,343,039

Loan Agreements – 3.04%
Applied Systems 2nd Lien 9.302% (LIBOR03M + 7.00%)
9/19/25 ●	270,000	279,450
ATS Consolidated Tranche B 1st Lien 5.659% (LIBOR03M
+ 3.75%) 2/28/25 ●	175,000	177,078
Blue Ribbon 1st Lien 5.894% (LIBOR03M + 4.00%)
11/13/21 ●	102,808	102,765
Chesapeake Energy 1st Lien 9.444% (LIBOR03M + 7.50%)
8/23/21 ●	175,000	185,609
Dakota Holding Tranche B 1st Lien 5.552% (LIBOR03M +
3.25%) 2/13/25 ●	175,000	175,525

20     NQ-023 [4/18] 6/18 (519223)

(Unaudited)

		Principal amount°	Value (US $)
Loan Agreements (continued)
Deck Chassis Acquisition 2nd Lien 7.901% (LIBOR03M +
6.00%) 6/15/23 ●		200,000	$204,000
Hyperion Insurance Group Tranche B 1st Lien 5.438%
(LIBOR03M + 3.50%) 12/20/24 ●		175,000	176,663
Kronos 2nd Lien 10.608% (LIBOR03M + 8.25%) 11/1/24 ●		150,000	156,000
Pisces Midco Tranche B 1st Lien 6.089% (LIBOR03M +
3.75%) 4/12/25 ●		175,000	176,785
Sigma US Tranche B 1st Lien 5.035% (LIBOR03M +
3.00%) 3/7/25 ●		175,000	175,219
Summit Midstream Partners Holdings Tranche B 1st Lien
7.901% (LIBOR03M + 6.00%) 5/21/22 ●		220,000	222,750
Weight Watchers International Tranche B 1st Lien 6.734%
(LIBOR03M + 4.75%) 11/29/24 ●		175,000	176,996
Total Loan Agreements (cost $2,208,367)			2,208,840

Regional Bond – 0.21%Δ
Argentina – 0.21%
Provincia de Cordoba 144A 7.45% 9/1/24 #		150,000	155,775
Total Regional Bond (cost $156,938)			155,775

Sovereign Bonds – 3.66%Δ
Argentina – 0.45%
Argentine Bonos del Tesoro 21.20% 9/19/18	ARS	3,060,000	148,786
Argentine Republic Government International Bond
5.625% 1/26/22		175,000	176,925
			325,711
Azerbaijan – 0.17%
Republic of Azerbaijan International Bond 144A
3.50% 9/1/32 #		150,000	123,627
			123,627
Bermuda – 0.27%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		200,000	196,000
			196,000
Chile – 0.23%
Bonos de la Tesoreria de la Republica en pesos
4.50% 3/1/21	CLP	100,000,000	168,620
			168,620
Costa Rica – 0.26%
Costa Rica Government International Bond 144A
4.25% 1/26/23 #		200,000	192,100
			192,100

NQ-023 [4/18] 6/18 (519223)     21

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Egypt – 0.28%
Egypt Government International Bond 144A
5.577% 2/21/23 #		200,000	$201,085
			201,085
Ivory Coast – 0.26%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #		200,000	189,710
			189,710
Mexico – 0.07%
Mexican Bonos 10.00% 12/5/24	MXN	863,000	52,546
			52,546
Mongolia – 0.27%
Mongolia Government International Bond 144A
5.625% 5/1/23 #		200,000	194,486
			194,486
Peru – 0.16%
Peruvian Government International Bond 144A
8.20% 8/12/26 #	PEN	312,000	116,709
			116,709
Republic of Korea – 0.08%
Export-Import Bank of Korea 144A 7.25% 12/7/24 #	IDR	800,000,000	57,473
			57,473
Senegal – 0.26%
Senegal Government International Bond 144A
6.75% 3/13/48 #		200,000	189,250
			189,250
South Africa – 0.29%
Republic of South Africa Government Bond
8.75% 1/31/44	ZAR	2,742,000	213,254
			213,254
Sri Lanka – 0.35%
Sri Lanka Government International Bond 144A
5.75% 1/18/22 #		250,000	252,478
			252,478
Ukraine – 0.26%
Ukraine Government International Bond 144A
7.375% 9/25/32 #		200,000	185,062
			185,062
Total Sovereign Bonds (cost $2,759,808)			2,658,111

Supranational Banks – 1.48%
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #		200,000	196,900

22      NQ-023 [4/18] 6/18 (519223)

(Unaudited)

		Principal amount°	Value (US $)
Supranational Banks (continued)
European Bank for Reconstruction & Development
6.00% 5/4/20	INR	7,100,000	$105,296
Inter-American Development Bank
6.25% 6/15/21	IDR	2,900,000,000	207,355
7.875% 3/14/23	IDR	2,500,000,000	191,397
International Bank for Reconstruction & Development
4.75% 1/15/21	COP	630,000,000	224,888
International Finance
6.30% 11/25/24	INR	6,830,000	100,900
7.00% 7/20/27	MXN	910,000	46,086
Total Supranational Banks (cost $1,104,548)			1,072,822

US Treasury Obligation – 0.29%
US Treasury Note
2.50% 3/31/23		215,000	212,128
Total US Treasury Obligation (cost $212,119)			212,128

		Number of shares
Convertible Preferred Stock – 0.03%
Wells Fargo & Co. 7.50% exercise price $156.71 ψ		14	17,929
Total Convertible Preferred Stock (cost $17,972)			17,929

Preferred Stock – 1.44%
Bank of America 6.50% µψ		400,000	424,500
General Electric 5.11% µψ		76,000	75,335
Integrys Holdings 6.00% 8/1/73 µ		4,400	113,850
Morgan Stanley 1.95% µψ		20,000	20,525
US Bancorp 3.50% (LIBOR03M + 1.02%) ψ●		350	324,800
USB Realty 144A 3.495% (LIBOR03M + 1.147%) #ψ●		100,000	90,500
Total Preferred Stock (cost $970,572)			1,049,510

		Principal amount°
Short-Term Investments – 2.35%
Discount Notes – 0.86%≠
Federal Home Loan Bank
0.00% 5/1/18		297,959	297,959
1.58% 5/4/18		137,409	137,389
1.62% 5/2/18		187,126	187,117
			622,465

NQ-023 [4/18] 6/18 (519223)     23

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements – 1.49%
Bank of America Merrill Lynch
1.64%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $148,985 (collateralized by US
government obligations 1.143%–2.625%
4/30/19–5/15/25; market value $151,958)	148,978	$148,978
Bank of Montreal
1.57%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $446,954 (collateralized by US
government obligations 0.00%–3.625%
5/24/18–1/15/26; market value $455,873)	446,934	446,934
BNP Paribas
1.66%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $489,771 (collateralized by US
government obligations 0.00%–2.875%
9/27/18–11/15/45; market value $499,544)	489,749	489,749
		1,085,661
Total Short-Term Investments (cost $1,708,129)		1,708,126

Total Value of Securities – 101.80%
(cost $75,070,537)		73,963,383
Liabilities Net of Receivables and Other Assets – (1.80%)★		(1,306,486)
Net Assets Applicable to 8,967,558 Shares Outstanding – 100.00%		$72,656,897

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2018, the aggregate value of Rule 144A securities was $28,631,615, which represents 39.41% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Of this amount, $235,548 represents cash pledged as collateral for open swap contracts and $95,000 cash pledged as collateral for open futures contracts.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

24     NQ-023 [4/18] 6/18 (519223)

(Unaudited)

ψ	No contractual maturity date.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	AUD	173,699	USD	(133,412)	5/18/18	$—	$(2,639)
BAML	CAD	260,680	USD	(203,094)	5/18/18	11	—
BAML	EUR	4,429	USD	(5,473)	5/18/18	—	(118)
BAML	NZD	322,026	USD	(230,161)	5/18/18	—	(3,602)
BNP	AUD	118,027	USD	(90,632)	5/18/18	—	(1,773)
CITI	MXN	(1,339,658)	USD	71,871	5/18/18	452	—
DB	RUB	5,404,613	USD	(86,849)	5/18/18	—	(1,219)
Total Foreign Currency Exchange Contracts						$463	$(9,351)

Futures Contracts

						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Brokers
	US Treasury 5
(56)	yr Notes	$(6,356,438)	$(6,389,092)	7/2/18	$32,654	$(3,500)
	US Treasury 10
(59)	yr Notes	(7,057,875)	(7,093,671)	6/20/18	35,796	(7,375)
Total Futures Contracts			$(13,482,763)		$68,450	$(10,875)

NQ-023 [4/18] 6/18 (519223)     25

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

Swap Contracts

CDS Contracts1

						Variation
Counterparty/				Upfront		Margin
Reference Obligation/		Annual		Payments		Due from
Termination Date/	Notional	Protection		Paid	Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	(Received)	Depreciation[3]	Brokers
Centrally Cleared/
Protection
Purchased:
CDX.NA.HY.30[4]
6/20/23-Quarterly	1,800,000	5.00%	$(124,273)	$(113,772)	$(10,501)	$382
Over-The-Counter/
Protection Sold/
Moody’s Ratings:
MSC-CMBX.NA.BBB.6[5]
5/11/63-Monthly	460,000	3.00%	(57,453)	(51,716)	(5,737)	—
Total CDS Contracts			$(181,726)	$(165,488)	$(16,238)	$382

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $83.

4Markit’s CDX.NA.HY Index is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

26     NQ-023 [4/18] 6/18 (519223)

(Unaudited)

5Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:
ARS – Argentine Peso
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CITI – Citigroup Global Markets Inc.
CLO – Collateralized Loan Obligation
CLP – Chilean Peso
CMBX.NA – Commercial Mortgaged-Backed Securities Index North America
COP – Colombian Peso
DB – Deutsche Bank
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
INR – Indian Rupee
JPM – JPMorgan
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NZD – New Zealand Dollar
PEN – Peruvian Sol
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble

NQ-023 [4/18] 6/18 (519223)     27

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

Summary of abbreviations (continued)
S.F. – Single Family
TBA – To be announced
USD – US Dollar
yr – Year
ZAR – South African Rand

See accompanying notes.

28     NQ-023 [4/18] 6/18 (519223)

Notes
Delaware Strategic Income Fund	April 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Government Fund (Trust) – Delaware Strategic Income Fund. This report covers the period of time since the Fund’s last fiscal year end, July 31, 2017.

Security Valuation – Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

NQ-023 [4/18] 6/18 (519223)     29

(Unaudited)

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

30     NQ-023 [4/18] 6/18 (519223)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset-
& Mortgage-Backed Securities[1]	$—	$17,235,220	$157,856	$17,393,076
Corporate Debt	—	45,195,870	—	45,195,870
Municipal Bonds	—	2,291,196	—	2,291,196
Foreign Bonds	—	3,886,708	—	3,886,708
Loan Agreements	—	2,208,840	—	2,208,840
US Treasury Obligation	—	212,128	—	212,128
Convertible Preferred Stock	17,929	—	—	17,929
Preferred Stock[1]	324,800	724,710	—	1,049,510
Short-Term Investments	—	1,708,126	—	1,708,126
Total Value of Securities	$342,729	$73,462,798	$157,856	$73,963,383
Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$463	$—	$463
Futures Contracts	68,450	—	—	68,450
Liabilities:
Foreign Currency Exchange Contracts	—	(9,351)	—	(9,351)
Swap Contracts	—	(16,238)	—	(16,238)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-
& Mortgage-Backed Securities	—	99.09%	0.91%	100.00%
Preferred Stock	30.95%	69.05%	—	100.00%

2Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended April 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 Investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide disclosure on Level 3 inputs since Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

NQ-023 [4/18] 6/18 (519223)     31

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

32     NQ-023 [4/18] 6/18 (519223)

Schedule of investments
Delaware Emerging Markets Debt Fund	April 30, 2018 (Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds – 68.80%Δ
Argentina – 4.48%
Rio Energy 144A 6.875% 2/1/25 #		225,000	$219,937
Tecpetrol 144A 4.875% 12/12/22 #		335,000	325,788
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #		170,000	170,085
YPF
144A 7.00% 12/15/47 #		150,000	133,425
144A 26.563% (BADLARPP + 4.00%) 7/7/20 #●		170,000	131,220
			980,455
Australia – 1.44%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #		340,000	314,033
			314,033
Brazil – 10.03%
Aegea Finance 144A 5.75% 10/10/24 #		200,000	198,500
Banco do Brasil 144A 4.875% 4/19/23 #		315,000	313,425
Braskem Netherlands Finance 144A 4.50% 1/10/28 #		230,000	215,913
CSN Resources 144A 7.625% 2/13/23 #		205,000	196,287
ESAL 144A 6.25% 2/5/23 #		200,000	191,500
Marfrig Holdings Europe 144A 8.00% 6/8/23 #		200,000	203,000
Petrobras Global Finance
6.75% 1/27/41		80,000	76,120
7.25% 3/17/44		105,000	104,685
7.375% 1/17/27		130,000	139,620
Rede D’or Finance 144A 4.95% 1/17/28 #		200,000	185,125
Suzano Austria 144A 7.00% 3/16/47 #		200,000	224,000
Swiss Insured Brazil Power Finance 144A
9.85% 7/16/32 #	BRL	500,000	146,295
			2,194,470
Chile – 3.66%
AES Gener 144A 8.375% 12/18/73 #µ		200,000	208,516
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #		200,000	185,375
Geopark 144A 6.50% 9/21/24 #		200,000	199,500
VTR Finance 144A 6.875% 1/15/24 #		200,000	207,302
			800,693
China – 2.83%
Baidu 4.375% 3/29/28		215,000	214,354
Bank of China 144A 5.00% 11/13/24 #		205,000	209,603
JD.com 3.125% 4/29/21		200,000	195,508
			619,465
Colombia – 2.73%
Bancolombia 4.875% 10/18/27 µ		235,000	226,481
Ecopetrol
5.875% 9/18/23		50,000	53,425
7.375% 9/18/43		110,000	125,813

NQ-227 [4/18] 6/18 (519635)     1

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Colombia (continued)
Gran Tierra Energy International Holdings 144A
6.25% 2/15/25 #	200,000	$191,500
		597,219
Dominican Republic – 0.98%
AES Andres 144A 7.95% 5/11/26 #	200,000	215,250
		215,250
Georgia – 0.92%
BGEO Group 144A 6.00% 7/26/23 #	200,000	201,984
		201,984
Guatemala – 0.95%
Comunicaciones Celulares via Comcel Trust 144A
6.875% 2/6/24 #	200,000	208,372
		208,372
Hong Kong – 1.20%
CK Hutchison International 17 144A 2.875% 4/5/22 #	270,000	262,709
		262,709
India – 1.75%
ICICI Bank 144A 4.00% 3/18/26 #	200,000	190,492
Vedanta Resources 144A 6.125% 8/9/24 #	200,000	192,916
		383,408
Indonesia – 1.81%
Perusahaan Gas Negara Persero 144A 5.125% 5/16/24 #	200,000	205,245
Perusahaan Listrik Negara 144A 5.25% 5/15/47 #	200,000	191,454
		396,699
Israel – 1.78%
Israel Electric 144A 4.25% 8/14/28 #	200,000	191,733
Teva Pharmaceutical Finance Netherlands III 144A
6.75% 3/1/28 #	200,000	197,701
		389,434
Jamaica – 0.75%
Digicel Group 144A 7.125% 4/1/22 #	200,000	163,368
		163,368
Kazakhstan – 2.67%
KazMunayGas National JSC 144A 6.375% 10/24/48 #	200,000	204,777
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	190,850
Tengizchevroil Finance Co. International 144A
4.00% 8/15/26 #	200,000	189,486
		585,113
Kuwait – 1.12%
Equate Petrochemical 144A 3.00% 3/3/22 #	255,000	244,163
		244,163

2     NQ-227 [4/18] 6/18 (519635)

(Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Mexico – 4.32%
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	$149,813
Cydsa 144A 6.25% 10/4/27 #	200,000	193,250
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	198,500
Mexichem 144A 5.50% 1/15/48 #	220,000	201,025
Petroleos Mexicanos 6.75% 9/21/47	210,000	203,595
		946,183
Morocco – 1.32%
OCP 144A 4.50% 10/22/25 #	300,000	288,958
		288,958
Netherlands – 1.01%
Syngenta Finance 144A 5.182% 4/24/28 #	225,000	221,554
		221,554
Peru – 1.77%
Cerro del Aguila 144A 4.125% 8/16/27 #	200,000	187,000
Nexa Resources 144A 5.375% 5/4/27 #	200,000	201,000
		388,000
Republic of Korea – 0.93%
Woori Bank 144A 4.75% 4/30/24 #	200,000	202,447
		202,447
Russia – 3.96%
Gazprom OAO via Gaz Capital 144A 4.95% 3/23/27 #	260,000	257,075
Novolipetsk Steel via Steel Funding DAC 144A
4.00% 9/21/24 #	200,000	186,654
Phosagro OAO via Phosagro Bond Funding DAC 144A
3.95% 11/3/21 #	240,000	231,300
VEON Holdings 144A 4.95% 6/16/24 #	200,000	190,258
		865,287
Singapore – 0.87%
BOC Aviation 144A 2.375% 9/15/21 #	200,000	191,336
		191,336
South Africa – 2.74%
Growthpoint Properties International 144A
5.872% 5/2/23 #	200,000	202,866
Myriad International Holdings 144A 4.85% 7/6/27 #	200,000	201,470
Transnet SOC 144A 4.00% 7/26/22 #	200,000	194,507
		598,843
Spain – 0.83%
Atento Luxco 1 144A 6.125% 8/10/22 #	180,000	180,747
		180,747
Turkey – 3.90%
Akbank Turk 144A 7.20% 3/16/27 #µ	205,000	208,983
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	192,064

NQ-227 [4/18] 6/18 (519635)     3

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Turkey (continued)
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	210,000	$216,365
Turkiye Is Bankasi 144A 7.00% 6/29/28 #µ	240,000	235,745
		853,157
Ukraine – 2.88%
Kernel Holding 144A 8.75% 1/31/22 #	220,000	227,062
MHP
144A 6.95% 4/3/26 #	200,000	195,550
144A 7.75% 5/10/24 #	200,000	207,182
		629,794
United Arab Emirates – 1.72%
Abu Dhabi Crude Oil Pipeline
144A 3.65% 11/2/29 #	200,000	186,768
144A 4.60% 11/2/47 #	200,000	188,730
		375,498
United Kingdom – 1.14%
Tullow Oil 144A 7.00% 3/1/25 #	245,000	248,687
		248,687
United States – 0.53%
JBS USA 144A 6.75% 2/15/28 #	120,000	115,350
		115,350
Zambia – 1.78%
First Quantum Minerals
144A 6.50% 3/1/24 #	200,000	190,500
144A 7.25% 4/1/23 #	200,000	199,960
		390,460
Total Corporate Bonds (cost $15,317,993)		15,053,136

Loan Agreement – 1.59%
Republic of Angola 8.032% (LIBOR06M + 6.25%)
12/16/23 =●	382,500	348,075
Total Loan Agreement (cost $382,500)		348,075

Regional Bonds – 1.40%Δ
Argentina – 1.40%
Provincia de Cordoba
144A 7.125% 8/1/27 #	155,000	150,310
144A 7.45% 9/1/24 #	150,000	155,775
Total Regional Bonds (cost $316,173)		306,085

4     NQ-227 [4/18] 6/18 (519635)

(Unaudited)

		Principal amount°	Value (US $)
Sovereign Bonds – 19.55%Δ
Argentina – 2.09%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	467,000	$21,256
21.20% 9/19/18	ARS	315,000	15,316
Argentine Republic Government International Bond
5.625% 1/26/22		125,000	126,375
6.875% 1/11/48		330,000	293,823
			456,770
Azerbaijan – 0.60%
Republic of Azerbaijan International Bond 144A
3.50% 9/1/32 #		160,000	131,869
			131,869
Bermuda – 0.90%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		200,000	196,000
			196,000
Brazil – 0.38%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/23	BRL	280,000	83,168
			83,168
Costa Rica – 0.88%
Costa Rica Government International Bond 144A
4.25% 1/26/23 #		200,000	192,100
			192,100
Ecuador – 1.30%
Ecuador Government International Bond 144A
8.875% 10/23/27 #		300,000	283,875
			283,875
Egypt – 1.85%
Egypt Government International Bond
144A 5.577% 2/21/23 #		200,000	201,085
144A 7.903% 2/21/48 #		200,000	203,258
			404,343
Ivory Coast – 0.87%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #		200,000	189,710
			189,710
Jordan – 1.11%
Jordan Government International Bond 144A
5.75% 1/31/27 #		255,000	242,830
			242,830

NQ-227 [4/18] 6/18 (519635)     5

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Mexico – 0.36%
Mexican Bonos
6.50% 6/9/22	MXN	297,000	$15,399
10.00% 12/5/24	MXN	1,055,000	64,237
			79,636
Mongolia – 0.89%
Mongolia Government International Bond 144A
5.625% 5/1/23 #		200,000	194,486
			194,486
Nigeria – 0.99%
Nigeria Government International Bond 144A
7.875% 2/16/32 #		200,000	215,914
			215,914
Peru – 0.32%
Peruvian Government International Bond 144A
8.20% 8/12/26 #	PEN	186,000	69,576
			69,576
Qatar – 0.94%
Qatar Government International Bond 144A
3.875% 4/23/23 #		206,000	205,466
			205,466
Republic of Korea – 0.26%
Export-Import Bank of Korea 144A 7.25% 12/7/24 #	IDR	800,000,000	57,473
			57,473
Senegal – 1.08%
Senegal Government International Bond 144A
6.75% 3/13/48 #		250,000	236,563
			236,563
South Africa – 0.31%
Republic of South Africa Government Bond
8.75% 1/31/44	ZAR	887,000	68,985
			68,985
Sri Lanka – 1.83%
Sri Lanka Government International Bond
144A 5.75% 1/18/22 #		200,000	201,982
144A 5.75% 4/18/23 #		200,000	198,985
			400,967
Turkey – 0.84%
Turkey Government International Bond 3.25% 3/23/23		200,000	184,884
			184,884
Ukraine – 1.75%
Ukraine Government International Bond
144A 7.375% 9/25/32 #		200,000	185,062

6     NQ-227 [4/18] 6/18 (519635)

(Unaudited)

	Principal amount°		Value (US $)
Sovereign BondsΔ (continued)
Ukraine (continued)
Ukraine Government International Bond
144A 7.75% 9/1/26 #		200,000	$197,778
			382,840
Total Sovereign Bonds (cost $4,396,151)			4,277,455

Supranational Banks – 2.79%
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #		240,000	236,280
Inter-American Development Bank
6.25% 6/15/21	IDR	300,000,000	21,450
7.875% 3/14/23	IDR	1,870,000,000	143,165
International Finance
6.30% 11/25/24	INR	5,120,000	75,638
7.00% 7/20/27	MXN	2,650,000	134,206
Total Supranational Banks (cost $617,707)			610,739

	Number of contracts
Options Purchased – 0.17%
Currency Call Options – 0.17%
USD vs CLP strike price CLP 630, expiration date 8/31/18,
notional amount CLP 453,756,808 (CITI)		2,264,720	22,351
USD vs CNH strike price CNH 6.45, expiration date
8/31/18, notional amount CNH 5,475,163 (BNP)		2,500,000	15,197
Total Options Purchased (cost $31,042)			37,548

		Principal amount°
Short-Term Investments – 5.64%
Discount Notes – 2.16% ≠
Federal Home Loan Bank
0.00% 5/1/18		208,826	208,826
1.58% 5/4/18		96,304	96,290
1.621% 5/2/18		168,153	168,146
			473,262
Repurchase Agreements – 3.48%
Bank of America Merrill Lynch
1.64%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $104,417 (collateralized by US
government obligations 1.143%–2.625%
4/30/19–5/15/25; market value $106,500)		104,412	104,412

NQ-227 [4/18] 6/18 (519635)     7

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
1.57%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $313,250 (collateralized by US
government obligations 0.00%–3.625%
5/24/18–1/15/26; market value $319,501)	313,236	$313,236
BNP Paribas
1.66%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $343,259 (collateralized by US
government obligations 0.00%–2.875%
9/27/18–11/15/45; market value $350,108)	343,243	343,243
		760,891
Total Short-Term Investments (cost $1,234,154)		1,234,153

Total Value of Securities – 99.94%
(cost $22,295,720)		21,867,191

Receivables and Other Assets Net of Liabilities – 0.06%		12,275
Net Assets Applicable to 2,604,285 Shares Outstanding – 100.00%		$21,879,466

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2018, the aggregate value of Rule 144A securities was $17,659,912, which represents 80.71% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2018. Rate will reset at a future date.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

8     NQ-227 [4/18] 6/18 (519635)

(Unaudited)

The following foreign currency exchange contracts and swap contract were outstanding at April 30, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
CITI	MXN	(765,505)	USD	40,978	5/18/18	$168	$—
DB	RUB	8,492,901	USD	(136,476)	5/18/18	—	(1,916)
Total Foreign Currency Exchange Contracts						$168	$(1,916)

Swap Contract

CDS Contract1

Counterparty/				Upfront
Reference Obligation/		Annual		Payments
Termination Date/	Notional	Protection		Paid	Unrealized
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]
Over-The-Counter/
Protection Purchased:
HSBC-CDX.EM.29[4]
6/20/23-
Quarterly	560,000	1.00%	$10,818	$10,144	$674

The use of foreign currency exchange contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(622).

4Markit’s CDX Emerging markets Index, or the CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality ratings CCC and above.

NQ-227 [4/18] 6/18 (519635)     9

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

Summary of abbreviations:
ARS – Argentine Peso
BADLARPP – Argentina Term Deposit Rate
BNP – BNP Paribas
BRL – Brazilian Real
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CITI – Citigroup Global Markets
CLP – Chilean Peso
CNH – Chinese Offshore Yuan
DAC – Designated Activity Company
DB – Deutsche Bank
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
INR – Indian Rupee
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR06M – ICE LIBOR USD 6 Month
MXN – Mexican Peso
PEN – Peruvian Nuevo Sol
RUB – Russian Ruble
S&P – Standard & Poor’s Financial Services LLC
USD – US Dollar
ZAR – South African Rand

See accompanying notes.

10     NQ-227 [4/18] 6/18 (519635)

Notes
Delaware Emerging Markets Debt Fund	April 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Government Fund (Trust) – Delaware Emerging Markets Debt Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, July 31, 2017.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

NQ-227 [4/18] 6/18 (519635)     11

(Unaudited)

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

12     NQ-227 [4/18] 6/18 (519635)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 2	Level 3	Total
Securities
Assets:
Corporate Debt	$15,053,136	$—	$15,053,136
Foreign Debt	5,194,279	—	5,194,279
Loan Agreement	—	348,075	348,075
Options Purchased	37,548	—	37,548
Short-Term Investments	1,234,153	—	1,234,153
Total Value of Securities	$21,519,116	$348,075	$21,867,191
Derivatives[1]:
Assets:
Foreign Currency Exchange Contracts	$168	$—	$168
Swap Contract	674	—	674
Liabilities:
Foreign Currency Exchange Contracts	(1,916)	—	(1,916)

1Foreign currency exchange contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended April 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

The Fund’s investments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Loan Agreement
Balance as of 7/31/17	$379,153
Sales	(31,875)
Net change in unrealized appreciation (depreciation)	797
Balance as of 4/30/18	$348,075
Net change in unrealized appreciation (depreciation)
from investments still held at the end of the period	$797

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2018 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-227 [4/18] 6/18 (519635)     13

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: